Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings per share
Net profit attributable to the Company's shareholders (basic and diluted)	¥ 370,832	¥ 293,421	¥ 222,588
Weighted average number of ordinary shares for basic EPS	412,450,256	412,450,256	411,878,478
Effects of dilution from warrants	0	0	638,292
Weighted average number of ordinary shares adjusted for the effect of dilution	412,450,256	412,450,256	412,516,770
Basic and diluted earnings per share	¥ 0.90	¥ 0.71	¥ 0.54